Clinical Study Agreement Amendment With Parker Institute	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Clinical Study Agreement Amendment with Parker Institute [Abstract]
Clinical Study Agreement Amendment with Parker Institute
8. Clinical Study Agreement Amendment with Parker Institute
In April 2017, Apexigen entered into a collaboration agreement with Parker Institute for Cancer Immunotherapy (“PICI”) for the clinical development of sotiga. Under the terms of the arrangement, PICI funded the cost of a clinical trial of sotiga in combination with other agents in pancreatic cancer, and Apexigen supplied sotiga and provided related services.
In October 2019, Apexigen and PICI amended the agreement to update Apexigen’s payment obligations. As a result of the amendment, Apexigen paid $1.0 million and issued 1,290,540 shares of its common stock to PICI as compensation for services previously rendered. The $1.0 million payment and the fair value of the common stock of $0.9 million were recognized immediately as research and development expense. Upon PICI’s completion of milestones in 2020, Apexigen recognized $0.7 million in research and development expenses. There were no expenses recognized during the three and six months ended June 30, 2021 and 2022. Future amounts of up to an aggregate of $9.5 million in cash and shares of Apexigen’s common stock are payable based on the achievement of certain clinical development milestones, none of which were probable as of June 30, 2022, and no amounts have been recognized.

8. Clinical Study Agreement Amendment with Parker Institute
In April 2017, Apexigen entered into a collaboration agreement with Parker Institute for Cancer Immunotherapy (“PICI”) for the clinical development of sotiga. Under the terms of the arrangement, PICI funded the cost of a clinical trial of sotiga in combination with other agents in pancreatic cancer, and Apexigen supplied sotiga and provided related services at no cost. Upon achievement of certain clinical development and regulatory milestones by APX005M in pancreatic cancer, Apexigen will be obligated to pay back a multiple of PICI’s trial costs.
In October 2019, Apexigen and PICI amended the agreement to update Apexigen’s payment obligations. As a result of the amendment, Apexigen paid $1.0 million in cash and issued 1,290,540 shares of its common stock to PICI as compensation for services previously rendered. The cash payment and the fair value of the common stock of $0.9 million were recognized immediately as research and development expense. Upon the completion of the other milestones, Apexigen recognized $0.7 million in research and development expenses for the year ended December 31, 2020. There were no expenses recognized during the year ended December 31, 2021. Future amounts of up to an aggregate of $9.6 million in cash and shares of Apexigen’s common stock are payable based on the achievement of certain clinical development milestones, none of which were probable as of December 31, 2021, and no amounts have been recognized.